Other, Net	12 Months Ended
Jun. 30, 2020
Other net [Abstract]
OTHER, NET
13.	OTHER, NET

Components of other, net are as follows:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Government grants	112	415	5,104	722
Others	89	(156)	(27)	(3)
Total other, net	201	259	5,077	719

Government grants were recognized as other income when received from the PRC government upon the compliance with the conditions.